JPMorgan Access Balanced Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited)

Investments	Shares	Value ($)
EXCHANGE-TRADED FUNDS — 63.0%
Fixed Income — 18.4%
iShares 20+ Year Treasury Bond ETF	73,500	12,125,295
Vanguard Total International Bond ETF	1,231,550	69,287,003

Total Fixed Income		81,412,298

International Equity — 9.3%
iShares MSCI EAFE ETF	278,940	14,912,132
JPMorgan BetaBuilders Canada ETF (a)	414,500	7,879,645
JPMorgan BetaBuilders Europe ETF (a)	825,700	15,812,155
JPMorgan BetaBuilders Japan ETF (a)	120,800	2,472,776

Total International Equity		41,076,708

U.S. Equity — 35.3%
iShares Core S&P 500 ETF	291,400	75,297,760
SPDR S&P 500 ETF Trust	314,700	81,113,925

Total U.S. Equity		156,411,685

TOTAL EXCHANGE-TRADED FUNDS (Cost $260,791,038)		278,900,691

INVESTMENT COMPANIES — 32.0%
Alternative Assets — 4.0%
Blackstone Alternative Multi-Strategy Fund Class Y Shares	706,925	6,341,117
Marshall Wace UCITS Fund plc Class F Shares (Ireland) * (b)	47,394	7,082,681
Neuberger Berman Long Short Fund Class Institutional Shares *	333,133	4,627,212

Total Alternative Assets		18,051,010

Fixed Income — 26.9%
JPMorgan Core Bond Fund Class R6 Shares (a)	5,467,901	65,833,525
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	1,258,067	10,630,662
JPMorgan Corporate Bond Fund Class R6 Shares (a)	1,024,103	10,118,135
JPMorgan High Yield Fund Class R6 Shares (a)	2,124,183	13,191,176
JPMorgan Short Duration Bond Fund Class R6 Shares (a)	906,655	9,828,145
Lord Abbett Short Duration Income Fund Class F3 Shares	2,410,803	9,546,778

Total Fixed Income		119,148,421

U.S. Equity — 1.1%
BlackRock Event Driven Equity Fund Class Institutional Shares	518,990	4,764,324

TOTAL INVESTMENT COMPANIES (Cost $139,337,860)		141,963,755

COMMON STOCKS — 3.0%
Aerospace & Defense — 0.1%
Airbus SE (France)	1,688	108,845
Meggitt plc (United Kingdom)	8,969	32,241
Safran SA (France) *	2,033	1,80,118

		321,204

Air Freight & Logistics — 0.0% (c)
DSV Panalpina A/S (Denmark)	480	43,646

Auto Components — 0.0% (c)
Aisin Seiki Co. Ltd. (Japan)	200	4,898
Autoliv, Inc., SDR (Sweden)	445	20,935
Denso Corp. (Japan)	984	31,444
Magna International, Inc. (Canada)	1,296	41,368
Stanley Electric Co. Ltd. (Japan)	1,300	25,517
Sumitomo Rubber Industries Ltd. (Japan)	1,600	15,029

		139,191

Automobiles — 0.0% (c)
Honda Motor Co. Ltd. (Japan)	900	20,139
Suzuki Motor Corp. (Japan)	2,100	50,004
Toyota Motor Corp. (Japan)	1,500	90,397

		160,540

Banks — 0.2%
ABN AMRO Bank NV, CVA (Netherlands) (d)	2,554	20,725
Australia & New Zealand Banking Group Ltd. (Australia)	2,719	28,515
BNP Paribas SA (France)	2,350	68,609
DBS Group Holdings Ltd. (Singapore)	1,800	23,487
DNB ASA (Norway)	6,542	72,884
Erste Group Bank AG (Austria)	726	13,292
HDFC Bank Ltd., ADR (India)	1,511	58,113
ING Groep NV (Netherlands)	5,731	29,366
Intesa Sanpaolo SpA (Italy)	13,935	22,548
Lloyds Banking Group plc (United Kingdom)	147,157	57,531
Mitsubishi UFJ Financial Group, Inc. (Japan)	8,300	31,055
National Bank of Canada (Canada)	1,359	52,523
Standard Chartered plc (United Kingdom)	2,678	14,806
Sumitomo Mitsui Trust Holdings, Inc. (Japan)	1,000	28,730
Svenska Handelsbanken AB, Class A (Sweden) *	9,362	77,210
United Overseas Bank Ltd. (Singapore)	2,900	39,788

		639,182

Beverages — 0.1%
Carlsberg A/S, Class B (Denmark)	1,472	165,717
Diageo plc (United Kingdom)	3,726	118,150
Kirin Holdings Co. Ltd. (Japan)	1,300	25,675
Pernod Ricard SA (France)	867	123,059

		432,601

Biotechnology — 0.1%
Ascendis Pharma A/S, ADR (Denmark) *	122	13,738
BeiGene Ltd., ADR (China) *	295	36,317
CSL Ltd. (Australia)	107	19,396
Galapagos NV (Belgium) *	394	77,373
Genmab A/S (Denmark) *	574	115,299
Grifols SA (Preference), Class B (Spain)	1,643	32,455

		294,578

JPMorgan Access Balanced Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

Investments	Shares	Value ($)
Building Products — 0.0% (c)
Assa Abloy AB, Class B (Sweden)	1,478	27,592
Daikin Industries Ltd. (Japan)	100	12,072

		39,664

Capital Markets — 0.1%
Close Brothers Group plc (United Kingdom)	726	10,095
Deutsche Boerse AG (Germany)	160	21,981
Euronext NV (Netherlands) (d)	299	22,016
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	2,500	74,898
London Stock Exchange Group plc (United Kingdom)	2,562	229,186
Macquarie Group Ltd. (Australia)	650	34,618
Partners Group Holding AG (Switzerland)	21	14,378
XP, Inc., Class A (Brazil) *	235	4,533

		411,705

Chemicals — 0.1%
Air Liquide SA (France)	750	95,736
Asahi Kasei Corp. (Japan)	12,354	86,562
BASF SE (Germany)	734	34,309
Covestro AG (Germany) (d)	711	21,577
Givaudan SA (Registered) (Switzerland)	21	64,616
Johnson Matthey plc (United Kingdom)	1,578	34,770
Kansai Paint Co. Ltd. (Japan)	2,947	55,898
Shin-Etsu Chemical Co. Ltd. (Japan)	602	59,169
Tosoh Corp. (Japan)	500	5,651
Umicore SA (Belgium)	969	33,422

		491,710

Communications Equipment — 0.0% (c)
Telefonaktiebolaget LM Ericsson, Class B (Sweden) *	7,552	61,133

Containers & Packaging — 0.0% (c)
Amcor plc, CHDI	3,413	27,325

Diversified Financial Services — 0.0% (c)
Challenger Ltd. (Australia)	6,417	15,674
Element Fleet Management Corp. (Canada)	6,507	41,429
Mitsubishi UFJ Lease & Finance Co. Ltd. (Japan)	4,900	23,985

		81,088

Diversified Telecommunication Services — 0.1%
China Tower Corp. Ltd., Class H (China) (d)	300,000	66,660
Koninklijke KPN NV (Netherlands)	20,468	48,947
KT Corp. (South Korea)	891	14,421
Nippon Telegraph & Telephone Corp. (Japan)	8,100	193,725
Telecom Italia SpA (Italy)	38,709	15,124

		338,877

Electric Utilities — 0.1%
Enel SpA (Italy)	22,225	153,304
Iberdrola SA (Spain)	9,271	90,680

		243,984

Electrical Equipment — 0.1%
ABB Ltd. (Registered) (Switzerland)	2,784	48,389
Legrand SA (France)	481	30,679
Melrose Industries plc (United Kingdom)	19,182	21,316
Mitsubishi Electric Corp. (Japan)	6,200	75,740
Nidec Corp. (Japan)	1,156	59,574
Prysmian SpA (Italy)	1,642	26,070

		261,768

Electronic Equipment, Instruments & Components — 0.1%
Hamamatsu Photonics KK (Japan)	5,344	217,151
Keyence Corp. (Japan)	692	222,487
Murata Manufacturing Co. Ltd. (Japan)	1,567	77,903
Omron Corp. (Japan)	700	36,192

		553,733

Energy Equipment & Services — 0.0% (c)
Worley Ltd. (Australia)	4,160	15,437

Equity Real Estate Investment Trusts (REITs) — 0.0% (c)
Great Portland Estates plc (United Kingdom)	3,435	28,940
Scentre Group (Australia)	11,079	10,612

		39,552

Food & Staples Retailing — 0.0% (c)
Seven & i Holdings Co. Ltd. (Japan)	1,700	56,142
Welcia Holdings Co. Ltd. (Japan)	300	21,065

		77,207

Food Products — 0.1%
Danone SA (France)	1,655	105,917
Nestle SA (Registered) (Switzerland)	4,486	459,222
Wilmar International Ltd. (Singapore)	14,100	31,886

		597,025

Gas Utilities — 0.0% (c)
Beijing Enterprises Holdings Ltd. (China)	5,500	20,072

Health Care Equipment & Supplies — 0.1%
Alcon, Inc. (Switzerland) *	402	20,595
Asahi Intecc Co. Ltd. (Japan)	900	22,259
Elekta AB, Class B (Sweden)	3,031	24,710
GN Store Nord A/S (Denmark)	730	32,367
Hoya Corp. (Japan)	619	52,634
Koninklijke Philips NV (Netherlands)	3,168	130,070
Sartorius AG (Preference) (Germany)	238	56,900
Siemens Healthineers AG (Germany) (d)	1,071	41,401
Sonova Holding AG (Registered) (Switzerland)	165	29,422
Straumann Holding AG (Registered) (Switzerland)	69	50,446
Terumo Corp. (Japan)	3,180	108,951

		569,755

Health Care Providers & Services — 0.0% (c)
Fresenius SE & Co. KGaA (Germany)	1,307	48,663

Hotels, Restaurants & Leisure — 0.0% (c)
Compass Group plc (United Kingdom)	2,068	32,219
InterContinental Hotels Group plc (United Kingdom)	434	18,464
Wynn Macau Ltd. (Macau)	7,262	10,891

		61,574

Household Durables — 0.0% (c)
Panasonic Corp. (Japan)	4,400	33,310
Persimmon plc (United Kingdom)	1,277	30,187
Sony Corp. (Japan)	700	41,463

		104,960

JPMorgan Access Balanced Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

Investments	Shares	Value ($)
Household Products — 0.1%
Reckitt Benckiser Group plc (United Kingdom)	1,335	101,694
Unicharm Corp. (Japan)	2,726	102,045

		203,739

Independent Power and Renewable Electricity Producers — 0.0% (c)
Electric Power Development Co. Ltd. (Japan)	1,500	30,063

Industrial Conglomerates — 0.1%
CK Hutchison Holdings Ltd. (United Kingdom)	4,596	30,633
DCC plc (United Kingdom)	527	32,912
Jardine Matheson Holdings Ltd. (Hong Kong)	986	49,627
Siemens AG (Registered) (Germany)	1,237	103,580

		216,752

Insurance — 0.2%
AIA Group Ltd. (Hong Kong)	31,229	279,644
Allianz SE (Registered) (Germany)	406	69,141
Aon plc	345	56,939
Aviva plc (United Kingdom)	7,420	24,395
AXA SA (France)	4,996	84,592
Direct Line Insurance Group plc (United Kingdom)	8,310	30,337
Muenchener Rueckversicherungs-Gesellschaft AG (Registered) (Germany)	351	70,576
PICC Property & Casualty Co. Ltd., Class H (China)	52,000	49,794
Ping An Insurance Group Co. of China Ltd., Class H (China)	3,500	34,182
RSA Insurance Group plc (United Kingdom)	3,790	19,778
Sampo OYJ, Class A (Finland)	1,673	48,264
Storebrand ASA (Norway)	6,471	25,804
Sun Life Financial, Inc. (Canada)	1,773	57,034
Tokio Marine Holdings, Inc. (Japan)	1,400	64,056
Zurich Insurance Group AG (Switzerland)	112	39,346

		953,882

Interactive Media & Services — 0.1%
Adevinta ASA (France) *	4,052	36,683
Baidu, Inc., ADR (China) *	178	17,941
JOYY, Inc., ADR (China) *	548	29,186
NAVER Corp. (South Korea)	173	24,053
Tencent Holdings Ltd. (China)	2,018	99,745
Z Holdings Corp. (Japan)	6,300	20,085

		227,693

Internet & Direct Marketing Retail — 0.0% (c)
Alibaba Group Holding Ltd., ADR (China) *	178	34,617
ASOS plc (United Kingdom) *	1,108	16,303
MercadoLibre, Inc. (Argentina) *	77	37,621
Prosus NV, ADR (China) *	634	8,680
Zalando SE (Germany) * (d)	739	27,853

		125,074

IT Services — 0.0% (c)
Amadeus IT Group SA (Spain)	590	27,770
Obic Co. Ltd. (Japan)	600	78,174

		105,944

Life Sciences Tools & Services — 0.0% (c)
Evotec SE (Germany) *	769	16,695

Machinery — 0.1%
KION Group AG (Germany)	474	20,400
Knorr-Bremse AG (Germany)	313	27,518
SMC Corp. (Japan)	435	182,371
THK Co. Ltd. (Japan)	1,600	32,238

		262,527

Media — 0.0% (c)
CyberAgent, Inc. (Japan)	900	34,880
Eutelsat Communications SA (France)	197	2,048
Nordic Entertainment Group AB, Class B (Sweden)	1,065	22,174
Stroeer SE & Co. KGaA (Germany)	375	19,269
WPP plc (United Kingdom)	4,877	33,159

		111,530

Metals & Mining — 0.0% (c)
Antofagasta plc (Chile)	3,757	35,881
BHP Group Ltd. (Australia)	605	10,976
BHP Group plc (Australia)	2,458	38,147
IGO Ltd. (Australia)	10,789	27,716
Rio Tinto Ltd. (Australia)	344	17,723
Rio Tinto plc (Australia)	514	23,563
South32 Ltd. (Australia)	15,400	17,000

		171,006

Multi-Utilities — 0.0% (c)
Engie SA (France)	5,122	52,452
National Grid plc (United Kingdom)	4,067	47,520

		99,972

Oil, Gas & Consumable Fuels — 0.1%
Enbridge, Inc. (Canada)	1,805	52,561
Equinor ASA (Norway)	3,886	48,443
Royal Dutch Shell plc, Class B, ADR (Netherlands)	1,242	40,564
TOTAL SA (France)	3,197	120,459

		262,027

Paper & Forest Products — 0.0% (c)
Stora Enso OYJ, Class R (Finland)	4,032	40,315

Personal Products — 0.1%
L’Oreal SA (France)	780	201,872
Pola Orbis Holdings, Inc. (Japan)	600	11,031
Unilever plc (United Kingdom)	3,194	161,074

		373,977

Pharmaceuticals — 0.3%
Astellas Pharma, Inc. (Japan)	7,600	117,096
AstraZeneca plc (United Kingdom)	2,881	256,694
Bayer AG (Registered) (Germany)	1,409	80,734
Daiichi Sankyo Co. Ltd. (Japan)	600	41,206
GlaxoSmithKline plc, ADR (United Kingdom)	2,007	76,045
Hutchison China MediTech Ltd., ADR (Hong Kong) *	1,830	32,665
Ipsen SA (France)	315	16,147
Novartis AG (Registered) (Switzerland)	2,221	183,230
Novo Nordisk A/S, Class B (Denmark)	4,510	269,320
Otsuka Holdings Co. Ltd. (Japan)	1,400	54,626
Roche Holding AG (Switzerland)	533	171,488
Sanofi (France)	946	81,900
Shionogi & Co. Ltd. (Japan)	1,225	60,343

JPMorgan Access Balanced Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

Investments	Shares	Value ($)
Takeda Pharmaceutical Co. Ltd., ADR (Japan)	1,440	21,859

		1,463,353

Professional Services — 0.1%
DKSH Holding AG (Switzerland)	795	39,241
Recruit Holdings Co. Ltd. (Japan)	2,300	59,412
RELX plc (United Kingdom)	4,790	102,230
TechnoPro Holdings, Inc. (Japan)	600	28,002
Teleperformance (France)	99	20,505

		249,390

Real Estate Management & Development — 0.0% (c)
Deutsche Wohnen SE (Germany)	469	17,775
Mitsui Fudosan Co. Ltd. (Japan)	3,200	55,407

		73,182

Road & Rail — 0.0% (c)
Canadian National Railway Co. (Canada)	400	31,052
Canadian National Railway Co. (Canada)	245	19,156
Central Japan Railway Co. (Japan)	300	48,081

		98,289

Semiconductors & Semiconductor Equipment — 0.2%
ASML Holding NV (Netherlands)	949	250,171
Broadcom, Inc.	208	49,317
NXP Semiconductors NV (Netherlands)	633	52,495
Renesas Electronics Corp. (Japan) *	2,900	10,315
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	3,872	185,043
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	11,000	99,025
Tokyo Electron Ltd. (Japan)	200	37,275

		683,641

Software — 0.1%
SAP SE (Germany)	2,362	263,713

Specialty Retail — 0.0% (c)
Industria de Diseno Textil SA (Spain)	630	16,325
Kingfisher plc (United Kingdom)	15,390	27,033
Nitori Holdings Co. Ltd. (Japan)	200	27,028

		70,386

Technology Hardware, Storage & Peripherals — 0.0% (c)
Samsung Electronics Co. Ltd. (South Korea)	2,454	95,415
Samsung Electronics Co. Ltd., GDR (South Korea) (d)	16	13,176

		108,591

Textiles, Apparel & Luxury Goods — 0.1%
Burberry Group plc (United Kingdom)	1,562	25,390
China Hongxing Sports Ltd. (China)*‡	743,000	1
EssilorLuxottica SA (France)	1,013	107,251
Hermes International (France)	61	41,505
Kering SA (France)	302	157,467
LVMH Moet Hennessy Louis Vuitton SE (France)	293	107,458
Moncler SpA (Italy)	1,227	44,588
Samsonite International SA (d)	13,500	12,640

		496,300

Tobacco — 0.0% (c)
British American Tobacco plc (United Kingdom)	3,930	133,877

Trading Companies & Distributors — 0.0% (c)
Ashtead Group plc (United Kingdom)	824	17,810
Bunzl plc (United Kingdom)	992	19,856
Mitsubishi Corp. (Japan)	1,600	33,844
Sumitomo Corp. (Japan)	3,700	42,196

		113,706

Wireless Telecommunication Services — 0.1%
SoftBank Group Corp. (Japan)	2,954	104,579
Vodafone Group plc (United Kingdom)	37,568	51,973
Vodafone Group plc, ADR (United Kingdom)	3,431	47,245

		203,797

TOTAL COMMON STOCKS (Cost $11,311,230)		13,235,595

SHORT-TERM INVESTMENTS — 2.1%
INVESTMENT COMPANIES — 2.1%
JPMorgan Prime Money Market Fund Class Institutional Shares, 1.07% (a) (e) (Cost $9,348,709)	9,350,408	9,350,408

Total Investments — 100.1% (Cost $420,788,837)		443,450,449
Liabilities in Excess of Other Assets — (0.1)% (f)		(527,682)

Net Assets — 100.0%		442,922,767

Percentages indicated are based on net assets.

PORTFOLIO COMPOSITION BY COUNTRY**
United States	93.3%
Ireland	1.6
Others (each less than 1.0%)	3.0
Short-Term Investments	2.1

** Percentages indicated are based on total investments as of March 31, 2020.

JPMorgan Access Balanced Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

Abbreviations

ADR	American Depositary Receipt
CHDI	Clearing House Electronic Subregister System (CHESS) Depository Interest
CVA	Dutch Certification
EAFE	Europe, Australasia and Far East
ETF	Exchange-Traded Fund
GDR	Global Depositary Receipt
OYJ	Public Limited Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
SDR	Swedish Depositary Receipt
SPDR	Standard & Poor’s Depository Receipts
UCITS	Undertakings for Collective Investment in Transferable Securities

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The fund’s investment objective is to provide absolute return and is generally subject to a two day redemption notice period.
(c)	Amount rounds to less than 0.1% of net assets.
(d)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(e)	The rate shown is the current yield as of March 31, 2020.
(f)	A portion of the Fund’s cash is held by the subsidiary.
*	Non-income producing security.
‡	Value determined using significant unobservable inputs.

Detailed information about investment portfolios of certain underlying funds and ETFs can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as the respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

Access Balanced Fund CS Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated on March 11, 2013 and is currently a wholly-owned subsidiary of the Fund. The Subsidiary acts as an investment vehicle for the Fund in order to effect certain investments consistent with the Fund’s investment objective and policies as described in the Fund’s prospectus. All significant intercompany balances and transactions have been eliminated in consolidation.

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation

JPMorgan Access Balanced Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Aerospace & Defense	$—	$321,204	$—	$321,204
Air Freight & Logistics	—	43,646	—	43,646
Auto Components	41,368	97,823	—	139,191
Automobiles	—	160,540	—	160,540
Banks	110,636	528,546	—	639,182
Beverages	—	432,601	—	432,601
Biotechnology	50,055	244,523	—	294,578
Building Products	—	39,664	—	39,664
Capital Markets	4,533	407,172	—	411,705
Chemicals	—	491,710	—	491,710
Communications Equipment	—	61,133	—	61,133
Containers & Packaging	—	27,325	—	27,325
Diversified Financial Services	41,429	39,659	—	81,088
Diversified Telecommunication Services	—	338,877	—	338,877
Electric Utilities	—	243,984	—	243,984
Electrical Equipment	—	261,768	—	261,768
Electronic Equipment, Instruments & Components	—	553,733	—	553,733
Energy Equipment & Services	—	15,437	—	15,437
Equity Real Estate Investment Trusts (REITs)	—	39,552	—	39,552
Food & Staples Retailing	21,065	56,142	—	77,207
Food Products	—	597,025	—	597,025
Gas Utilities	—	20,072	—	20,072
Health Care Equipment & Supplies	—	569,755	—	569,755
Health Care Providers & Services	—	48,663	—	48,663
Hotels, Restaurants & Leisure	—	61,574	—	61,574
Household Durables	—	104,960	—	104,960
Household Products	—	203,739	—	203,739
Independent Power and Renewable Electricity Producers	—	30,063	—	30,063
Industrial Conglomerates	—	216,752	—	216,752
Insurance	113,973	839,909	—	953,882
Interactive Media & Services	47,127	180,566	—	227,693
Internet & Direct Marketing Retail	80,918	44,156	—	125,074
IT Services	—	105,944	—	105,944
Life Sciences Tools & Services	—	16,695	—	16,695
Machinery	—	262,527	—	262,527

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Media	$—	$111,530	$—	$111,530
Metals & Mining	—	171,006	—	171,006
Multi-Utilities	—	99,972	—	99,972
Oil, Gas & Consumable Fuels	93,125	168,902	—	262,027
Paper & Forest Products	—	40,315	—	40,315
Personal Products	—	373,977	—	373,977
Pharmaceuticals	130,569	1,332,784	—	1,463,353
Professional Services	—	249,390	—	249,390
Real Estate Management & Development	—	73,182	—	73,182
Road & Rail	50,208	48,081	—	98,289
Semiconductors & Semiconductor Equipment	286,855	396,786	—	683,641
Software	—	263,713	—	263,713
Specialty Retail	—	70,386	—	70,386
Technology Hardware, Storage & Peripherals	—	108,591	—	108,591
Textiles, Apparel & Luxury Goods	—	496,299	1	496,300
Tobacco	—	133,877	—	133,877
Trading Companies & Distributors	—	113,706	—	113,706
Wireless Telecommunication Services	47,245	156,552	—	203,797

Total Common Stocks	1,119,106	12,116,488	1	13,235,595

Exchange-Traded Funds	278,900,691	—	—	278,900,691
Investment Companies	134,881,074	—	—	134,881,074
Short-Term Investments
Investment Companies	9,350,408	—	—	9,350,408

Total Investments in Securities	$424,251,279	$12,116,488	$1	$436,367,768

As of March 31, 2020, certain Investment Companies with a fair value of $7,082,681 have not been categorized in the fair value hierarchy as the Investment Company was measured using the NAV per share as a practical expedient.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds and ETFs which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ and ETFs’ distributions may be reinvested into the Underlying Funds and ETFs. Reinvestment amounts are included in the purchase cost amounts in the table below. Included in the purchases and sales amounts in the table below are exchanges between certain share classes of the Underlying Funds.

For the period ended March 31, 2020
Security Description	Value at June 30, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2020	Shares at March 31, 2020	Dividend Income	Capital Gain Distributions
JPMorgan BetaBuilders Canada ETF (a)	$11,250,736	$—	$999,700	$100,849	$(2,472,240)	$7,879,645	414,500	$215,275	$—
JPMorgan BetaBuilders Europe ETF (a)	14,999,840	5,201,077	—	—	(4,388,762)	15,812,155	825,700	309,273	—
JPMorgan BetaBuilders Japan ETF (a)	1,500,898	1,500,789	300,203	24,165	(252,873)	2,472,776	120,800	75,179	—
JPMorgan Core Bond Fund Class R6 Shares (a)	53,014,071	20,400,000	8,608,424	30,099	997,779	65,833,525	5,467,901	1,231,520	277,466
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	10,967,067	600,000	1,000,001	46,729	16,867	10,630,662	1,258,067	247,525	—
JPMorgan Corporate Bond Fund Class R6 Shares (a)	10,261,509	—	—	—	(143,374)	10,118,135	1,024,103	221,759	—
JPMorgan Equity Focus Fund Class I Shares (a)	1,448,680	—	1,463,961	—	15,281	—	—	—	—
JPMorgan Equity Focus Fund Class R6 Shares (a)	—	1,463,961	1,128,568	67,069	(402,462)	—	—	11,631	236,715
JPMorgan Equity Income Fund Class R6 Shares (a)	1,461,878	—	1,285,449	(179,162)	2,733	—	—	19,982	15,685
JPMorgan High Yield Fund Class R6 Shares (a)	—	13,000,000	—	—	191,176	13,191,176	2,124,183	—	—
JPMorgan Mortgage-Backed Securities Fund Class R6 Shares (a)	10,673,436	—	10,760,477	360,477	(273,436)	—	—	57,682	—
JPMorgan Prime Money Market Fund Class Institutional Shares, 1.07% (a) (b)	7,553,970	121,308,382	119,512,561	52	565	9,350,408	9,350,408	101,251	—
JPMorgan Short Duration Bond Fund Class R6 Shares (a)	9,864,411	—	—	—	(36,266)	9,828,145	906,655	179,608	—
JPMorgan U.S. Large Cap Core Plus Fund Class R6 Shares (a)	1,468,744	902,550	2,018,661	(598,761)	246,128	—	—	7,569	292,692

Total	$134,465,240	$164,376,759	$147,078,005	$(148,483)	$(6,498,884)	$145,116,627		$2,678,254	$822,558

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2020.